Description of Business and Summary of Accounting Principles - Stock Split (Details)	1 Months Ended	3 Months Ended
	Nov. 30, 2022 shares	Mar. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Description of Business and Summary of Accounting Principles
Stock split conversion ratio	2	2
Aggregate authorized shares	150,000,000
Common stock, shares authorized	90,000,000	90,000,000	90,000,000	90,000,000
Preferred stock, shares authorized	60,000,000